Initial public offering (Details) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended	9 Months Ended
	Oct. 14, 2010	Dec. 31, 2010	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011
Sale of 4,600,000 ordinary shares and underwriters option, net of underwriters' commissions and offering expenses (includes 2,295,400 shares subject to possible repurchase), shares	4,600,000
Units issued in offering pursuant to over-allotment option	600,000
Ordinary shares issued to Sponsor, price per share	$ 10.0		$ 0.01739	$ 0.01739
Ordinary shares, par value per share		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Underwriter fee percentage		2.25%
Underwriters fees recorded as a reduction in additional paid-in capital		$ 1.1
Initial Public Offering Warrants [Member]
Warrant exercise price				7.5
Warrant redemption price				$ 0.01
Redemption of warrants, triggering stock price				$ 15.0